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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.1%
ADVERTISING—0.4%
Focus Media Holding Ltd.#	353,700	$6,996,186

AEROSPACE & DEFENSE—3.9%
Boeing Co., /The	173,400	12,815,994
General Dynamics Corp.	97,800	6,204,432
Honeywell International, Inc.	468,700	27,208,035
Precision Castparts Corp.	61,600	9,582,496
United Technologies Corp.	128,500	9,565,540
		65,376,497
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	168,300	12,725,163

AIRLINES—0.1%
United Continental Holdings, Inc.*	133,600	2,523,704

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
PVH Corp.	97,100	7,712,653
Ralph Lauren Corp.	16,700	2,410,478
		10,123,131
APPAREL RETAIL—0.2%
Limited Brands, Inc.	72,800	3,461,640

APPLICATION SOFTWARE—1.6%
Cadence Design Systems, Inc. *	1,199,400	14,656,668
Informatica Corp. *	85,300	2,517,203
Salesforce.com, Inc. *	84,800	10,545,728
		27,719,599
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.*	49,300	5,501,387

AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC *	84,400	2,396,116
WABCO Holdings, Inc. *	108,100	5,936,852
		8,332,968
AUTO RENTAL—0.3%
Hertz Global Holdings, Inc.*	408,615	4,601,005

BIOTECHNOLOGY—1.1%
Gilead Sciences, Inc. *	125,300	6,807,549
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	496,510	3,759,325
United Therapeutics Corp. *	125,500	6,874,890
Vertex Pharmaceuticals, Inc. *	39,300	1,906,443
		19,348,207
BROADCASTING & CABLE TV—0.9%
CBS Corp., Cl. B	284,740	9,527,400
Liberty Media Corp., Capital, Cl. A *	65,200	6,167,920
		15,695,320
BUILDING PRODUCTS—0.0%
Owens Corning*	27,000	725,220

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CASINOS & GAMING—0.6%
Las Vegas Sands Corp.	282,900	$10,303,218

COMMUNICATIONS EQUIPMENT—2.3%
Cisco Systems, Inc.	505,800	8,067,510
Palo Alto Networks, Inc. *	7,600	434,264
QUALCOMM, Inc.	515,200	30,747,136
		39,248,910
COMPUTER HARDWARE—7.9%
Apple, Inc.	224,500	137,115,621

COMPUTER STORAGE & PERIPHERALS—1.1%
EMC Corp. *	593,600	15,558,256
NetApp, Inc. *	80,800	2,639,736
		18,197,992
CONSTRUCTION & ENGINEERING—1.1%
KBR, Inc.	367,500	9,643,200
Quanta Services, Inc. *	435,400	10,009,846
		19,653,046
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Caterpillar, Inc.	119,996	10,104,863
Cummins, Inc.	38,600	3,701,740
Joy Global, Inc.	90,600	4,705,764
		18,512,367
CONSUMER FINANCE—0.3%
Capital One Financial Corp.	76,500	4,321,485

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	35,397	15,453,268

DIVERSIFIED BANKS—0.7%
Wells Fargo & Co.	339,000	11,461,590

DIVERSIFIED CHEMICALS—1.0%
Eastman Chemical Co.	244,100	12,761,548
PPG Industries, Inc.	47,000	5,144,620
		17,906,168
DIVERSIFIED METALS & MINING—0.5%
Freeport-McMoRan Copper & Gold, Inc.	234,300	7,888,881

DRUG RETAIL—1.4%
CVS Caremark Corp.	520,685	23,560,996

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Cooper Industries PLC, CL. A	271,600	19,522,608

ELECTRONIC MANUFACTURING SERVICES—0.3%
IPG Photonics Corp.*	92,600	4,799,458

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings, Inc.	8,600	1,683,536
Monsanto Co.	110,900	9,495,258
		11,178,794

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	64,100	$5,983,735

GENERAL MERCHANDISE STORES—1.1%
Dollar General Corp. *	337,845	17,233,473
Target Corp.	17,100	1,037,115
		18,270,588
HEALTH CARE EQUIPMENT—1.4%
Covidien PLC	313,540	17,520,615
Gen-Probe, Inc. *	46,000	3,803,740
Insulet Corp. *	133,500	2,611,260
		23,935,615
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	205,100	8,015,308

HEALTH CARE SERVICES—2.1%
Express Scripts, Inc.*	615,200	35,644,688

HOME IMPROVEMENT RETAIL—1.6%
Lowe’s Companies, Inc.	1,104,200	28,013,554

HOTELS RESORTS & CRUISE LINES—0.3%
Wyndham Worldwide Corporation	99,100	5,158,155

HOUSEHOLD PRODUCTS—0.9%
Procter & Gamble Co., /The	244,900	15,805,846

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Towers Watson & Co.	70,370	4,125,793

HYPERMARKETS & SUPER CENTERS—0.3%
Wal-Mart Stores, Inc.	71,300	5,306,859

INDUSTRIAL CONGLOMERATES—1.4%
Tyco International Ltd.	392,755	21,577,960

INDUSTRIAL MACHINERY—1.2%
Stanley Black & Decker, Inc.	304,300	20,354,627

INTEGRATED TELECOMMUNICATION SERVICES—1.3%
Verizon Communications, Inc.	491,800	22,199,852

INTERNET RETAIL—3.6%
Amazon.com, Inc. *	199,700	46,590,010
Expedia, Inc.	142,100	8,098,279
Kayak Software Corp. *	1,900	63,764
priceline.com, Inc. *	13,100	8,668,794
		63,420,847
INTERNET SOFTWARE & SERVICES—5.1%
Baidu, Inc. #*	75,400	9,087,208
eBay, Inc. *	600,600	26,606,580
Equinix, Inc. *	42,800	7,626,104
Facebook, Inc. *	153,500	3,332,485
Google, Inc., Cl. A *	63,810	40,389,815
VistaPrint NV *	91,763	3,165,824
		90,208,016

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—3.7%
Accenture Ltd.	131,700	$7,941,510
Cognizant Technology Solutions Corp., Cl. A *	195,500	11,098,535
International Business Machines Corp.	224,700	44,036,706
		63,076,751
LIFE & HEALTH INSURANCE—0.7%
Prudential Financial, Inc.	245,200	11,838,256

LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.	145,600	8,105,552

MANAGED HEALTH CARE—1.7%
Cigna Corp.	78,500	3,161,980
UnitedHealth Group, Inc.	500,300	25,560,327
		28,722,307
MORTGAGE REITS—2.1%
American Capital Agency Corp.	842,900	29,619,506
Two Harbors Investment Corp.	602,900	6,915,263
		36,534,769
MOVIES & ENTERTAINMENT—2.9%
News Corp., Cl. A	1,449,400	33,365,188
Viacom, Inc., Cl. B	171,800	8,024,778
Walt Disney Co., /The	185,775	9,128,984
		50,518,950
OIL & GAS DRILLING—0.2%
Rowan Cos Plc*	84,400	2,964,972

OIL & GAS EQUIPMENT & SERVICES—2.1%
Halliburton Company	690,000	22,859,700
National Oilwell Varco, Inc.	65,300	4,721,190
Weatherford International Ltd. *	683,300	8,233,765
		35,814,655
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Anadarko Petroleum Corp.	310,600	21,568,064
Cabot Oil & Gas Corp.	61,600	2,598,904
ConocoPhillips	29,900	1,627,756
Pioneer Natural Resources Co.	104,055	9,222,395
		35,017,119
OIL & GAS REFINING & MARKETING—0.5%
Valero Energy Corp.	320,800	8,822,000

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
JPMorgan Chase & Co.	230,900	8,312,400

PAPER PRODUCTS—0.4%
International Paper Co.	184,200	6,043,602

PHARMACEUTICALS—4.4%
Bristol-Myers Squibb Co.	358,100	12,748,360
Johnson & Johnson	352,150	24,375,823
Pfizer, Inc.	1,286,500	30,927,461

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Sanofi #	247,800	$10,070,592
		78,122,236
RAILROADS—1.2%
CSX Corp.	748,610	17,173,113
Union Pacific Corp.	35,200	4,315,872
		21,488,985
REGIONAL BANKS—0.2%
Regions Financial Corp.	468,600	3,261,456

RESEARCH & CONSULTING SERVICES—0.4%
Verisk Analytics, Inc., Cl. A*	138,600	6,964,650

RESIDENTIAL REITS—0.9%
American Campus Communities, Inc.	130,700	6,229,162
Home Properties, Inc.	134,700	8,837,667
		15,066,829
RESTAURANTS—1.5%
McDonald’s Corp.	220,300	19,686,008
Starbucks Corp.	133,100	6,026,768
		25,712,776
SEMICONDUCTOR EQUIPMENT—1.7%
ASML Holding NV #	278,600	16,019,500
Lam Research Corp. *	399,800	13,757,118
		29,776,618
SEMICONDUCTORS—1.8%
Avago Technologies Ltd.	159,200	5,890,400
Broadcom Corp., Cl. A	264,400	8,957,872
Intel Corp.	291,500	7,491,550
ON Semiconductor Corp. *	500,800	3,475,552
Skyworks Solutions, Inc. *	182,500	5,279,725
		31,095,099
SOFT DRINKS—3.5%
Coca-Cola Co., /The	310,100	25,056,080
PepsiCo, Inc.	486,800	35,404,964
		60,461,044
SPECIALIZED FINANCE—0.9%
IntercontinentalExchange, Inc.*	122,400	16,061,328

SPECIALIZED REITS—0.5%
American Tower Corp., Cl. A	127,200	9,197,832

SPECIALTY CHEMICALS—2.1%
Celanese Corp.	195,800	7,465,854
Cytec Industries, Inc.	173,500	10,680,660
LyondellBasell Industries NV	199,300	8,874,829
Rockwood Holdings, Inc.	197,400	8,729,028
		35,750,371
SPECIALTY STORES—0.4%
Dick’s Sporting Goods, Inc.	146,000	7,171,520

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—0.9%
Microsoft Corp.	268,400	$7,909,748
VMware, Inc., Cl. A *	80,100	7,269,876
		15,179,624
TOBACCO—2.3%
Philip Morris International, Inc.	432,905	39,584,833

TRADING COMPANIES & DISTRIBUTORS—0.6%
United Rentals, Inc. *	171,200	4,949,392
WESCO International, Inc. *	103,600	5,771,556
		10,720,948
WIRELESS TELECOMMUNICATION SERVICES—1.7%
SBA Communications Corp. *	197,600	11,670,256
Vodafone Group PLC #	603,400	17,347,750
		29,018,006
TOTAL COMMON STOCKS (Cost $1,490,690,407)		1,640,681,360

MASTER LIMITED PARTNERSHIP —1.1%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Blackstone Group LP	599,700	8,305,845
Carlyle Group LP, /The	228,900	5,592,027
		13,897,872
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Plains All American Pipeline LP	57,000	5,016,000

TOTAL MASTER LIMITED PARTNERSHIP (Cost $17,674,166)		18,913,872

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%
HOMEBUILDING—0.2%
Lennar Corp., 3.25%, 11/15/21*,(L2)(b) (Cost $1,982,000)	1,982,000	2,898,675

Total Investments (Cost $1,510,346,573)(c)	96.4%	1,662,493,907
Other Assets in Excess of Liabilities	3.6	61,254,231

NET ASSETS	100.0%	$1,723,748,138

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $3,475,570 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(c)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,537,200,710, amounted to $125,293,197 which consisted of aggregate gross unrealized appreciation of $178,426,433 and aggregate gross unrealized depreciation of $53,133,236.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER LARGE CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—3.9%
Boeing Co., /The	2,750	$203,253
Precision Castparts Corp.	2,350	365,565
United Technologies Corp.	2,750	204,710
		773,528
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	1,850	139,879

APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Ralph Lauren Corp.	700	101,038

APPAREL RETAIL—1.3%
Inditex SA	1,050	108,306
Limited Brands, Inc.	3,200	152,160
		260,466
APPLICATION SOFTWARE—2.4%
Informatica Corp. *	4,800	141,648
Intuit, Inc.	3,250	188,565
Salesforce.com, Inc. *	1,150	143,014
		473,227
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC*	9,050	256,930

BROADCASTING & CABLE TV—1.8%
CBS Corp., Cl. B	6,500	217,490
Discovery Communications, Inc., Series A *	2,500	126,575
		344,065
COMMUNICATIONS EQUIPMENT—2.9%
Cisco Systems, Inc.	16,300	259,985
QUALCOMM, Inc.	5,400	322,272
		582,257
COMPUTER HARDWARE—10.1%
Apple, Inc.	2,750	1,679,589
Teradata Corp. *	4,450	300,909
		1,980,498
COMPUTER STORAGE & PERIPHERALS—1.6%
EMC Corp.*	11,800	309,278

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.1%
Deere & Co.	2,500	192,050
Joy Global, Inc.	4,050	210,356
		402,406
CONSUMER FINANCE—0.6%
American Express Co.	2,150	124,077

DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Mastercard, Inc.	700	305,599

ENVIRONMENTAL & FACILITIES SERVICES—1.3%
Stericycle, Inc.*	2,650	246,053

FERTILIZERS & AGRICULTURAL CHEMICALS—0.5%
CF Industries Holdings, Inc.	500	97,880

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FOOTWEAR—0.7%
NIKE, Inc., Cl. B	1,550	$144,693

GENERAL MERCHANDISE STORES—3.1%
Dollar General Corp. *	5,400	275,454
Target Corp.	5,150	312,347
		587,801
HEALTH CARE DISTRIBUTORS—1.1%
AmerisourceBergen Corp., Cl. A	5,600	222,320

HEALTH CARE EQUIPMENT—1.0%
Covidien PLC	3,550	198,374

HEALTH CARE FACILITIES—1.0%
HCA Holdings, Inc.	7,050	186,684

HEALTH CARE SERVICES—2.5%
Express Scripts, Inc.*	8,550	495,387

HOMEBUILDING—2.7%
Lennar Corp., Cl. A	9,700	283,336
Toll Brothers, Inc. *	8,250	240,653
		523,989
HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	4,400	283,976

INDUSTRIAL MACHINERY—1.5%
Pall Corp.	5,650	301,767

INTEGRATED TELECOMMUNICATION SERVICES—2.6%
Verizon Communications, Inc.	11,100	501,054

INTERNET RETAIL—2.9%
Amazon.com, Inc.*	2,350	548,254

INTERNET SOFTWARE & SERVICES—5.1%
eBay, Inc. *	10,000	443,000
Google, Inc., Cl. A *	900	569,673
		1,012,673
IT CONSULTING & OTHER SERVICES—1.6%
International Business Machines Corp.	1,550	303,769

LEISURE PRODUCTS—0.8%
Coach, Inc.	3,200	157,856

LIFE & HEALTH INSURANCE—1.0%
Prudential Financial, Inc.	4,200	202,776

MANAGED HEALTH CARE—0.9%
Cigna Corp.	2,300	92,644
UnitedHealth Group, Inc.	1,750	89,408
		182,052
MOTORCYCLE MANUFACTURERS—1.0%
Harley-Davidson, Inc.	4,350	188,051

MOVIES & ENTERTAINMENT—2.1%
News Corp., Cl. A	8,650	199,123

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MOVIES & ENTERTAINMENT—(CONT.)
Walt Disney Co., /The	4,450	$218,673
		417,796
OIL & GAS EQUIPMENT & SERVICES—2.9%
Cameron International Corp. *	4,750	238,783
Halliburton Company	7,200	238,536
National Oilwell Varco, Inc.	1,500	108,450
		585,769
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	4,200	291,648
Pioneer Natural Resources Co.	2,400	212,712
		504,360
OIL & GAS REFINING & MARKETING—1.2%
Phillips 66	6,000	225,600

PHARMACEUTICALS—7.4%
Bristol-Myers Squibb Co.	6,000	213,600
Johnson & Johnson	6,950	481,078
Pfizer, Inc.	12,300	295,692
Warner Chilcott PLC, Cl. A *	8,200	139,400
Watson Pharmaceuticals, Inc. *	3,750	291,863
		1,421,633
RAILROADS—1.3%
CSX Corp.	11,050	253,487

RESEARCH & CONSULTING SERVICES—0.9%
Verisk Analytics, Inc., Cl. A*	3,350	168,338

RESIDENTIAL REITS—1.9%
American Campus Communities, Inc.	2,200	104,852
AvalonBay Communities, Inc.	1,000	147,090
Camden Property Trust	1,400	99,834
		351,776
RESTAURANTS—1.6%
Starbucks Corp.	2,800	126,784
Yum! Brands, Inc.	3,000	194,520
		321,304
SEMICONDUCTOR EQUIPMENT—2.7%
ASML Holding NV#	9,050	520,375

SEMICONDUCTORS—2.8%
Broadcom Corp., Cl. A	6,250	211,750
Intel Corp.	12,700	326,390
		538,140
SOFT DRINKS—2.0%
PepsiCo, Inc.	5,400	392,742

SPECIALIZED FINANCE—0.8%
IntercontinentalExchange, Inc.*	1,250	164,025

SPECIALIZED REITS—1.0%
American Tower Corp., Cl. A	2,800	202,468

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—0.9%
Celanese Corp.	4,550	$173,492

TOTAL COMMON STOCKS (Cost $17,404,860)		18,679,962

MASTER LIMITED PARTNERSHIP —1.3%
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
KKR & Co., LP	17,000	237,830

TOTAL MASTER LIMITED PARTNERSHIP (Cost $238,763)		237,830

Total Investments (Cost $17,643,623)(a)	97.0%	18,917,792
Other Assets in Excess of Liabilities	3.0	579,244

NET ASSETS	100.0%	$19,497,036

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,651,363, amounted to $1,266,429 which consisted of aggregate gross unrealized appreciation of $2,062,711 and aggregate gross unrealized depreciation of $796,282.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.1%
AEROSPACE & DEFENSE—1.5%
Triumph Group, Inc.	63,100	$3,945,643

APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Ralph Lauren Corp.	10,800	1,558,872

APPAREL RETAIL—2.6%
Fast Retailing Co., Ltd.	7,000	1,447,040
Limited Brands, Inc.	53,300	2,534,415
Ross Stores, Inc.	17,300	1,149,412
Urban Outfitters, Inc. *	48,600	1,484,730
		6,615,597
APPLICATION SOFTWARE—4.3%
Cadence Design Systems, Inc. *	221,100	2,701,842
Citrix Systems, Inc. *	16,700	1,213,756
Informatica Corp. *	134,500	3,969,095
QLIK Technologies, Inc. *	101,100	2,022,000
Tangoe, Inc. *	62,900	1,207,051
		11,113,744
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Affiliated Managers Group, Inc.*	17,200	1,919,348

AUTO PARTS & EQUIPMENT—1.1%
Delphi Automotive PLC*	94,900	2,694,211

AUTOMOTIVE RETAIL—0.5%
O’Reilly Automotive, Inc.*	14,800	1,268,952

BIOTECHNOLOGY—8.1%
Alexion Pharmaceuticals, Inc. *	19,500	2,044,575
Idenix Pharmaceuticals, Inc. *	137,700	1,394,901
Incyte Corp., Ltd. *	77,700	1,941,723
Merrimack Pharmaceuticals, Inc. /Restricted *,(L2),(a)	1,517,333	11,488,487
United Therapeutics Corp. *	42,100	2,306,238
Vertex Pharmaceuticals, Inc. *	23,900	1,159,389
		20,335,313
BROADCASTING & CABLE TV—2.2%
CBS Corp., Cl. B	38,000	1,271,480
Discovery Communications, Inc., Series C *	68,300	3,184,146
Scripps Networks Interactive, Inc.	23,300	1,254,705
		5,710,331
CABLE & SATELLITE—0.5%
Sirius XM Radio, Inc.*	599,900	1,295,784

CHEMICALS—0.1%
Metabolix, Inc.*	105,798	195,726

COMMUNICATIONS EQUIPMENT—2.3%
Acme Packet, Inc. *	39,800	630,830
F5 Networks, Inc. *	35,400	3,305,652
Motorola Solutions, Inc.	39,200	1,894,928
Palo Alto Networks, Inc. *	1,200	68,568
		5,899,978

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER HARDWARE—1.8%
NCR Corp. *	84,434	$1,969,001
Teradata Corp. *	37,900	2,562,798
		4,531,799
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Joy Global, Inc.	22,200	1,153,068
Westport Innovations, Inc. *	17,000	639,710
		1,792,778
DISTILLERS & VINTNERS—1.5%
Beam, Inc.	61,400	3,860,832

DISTRIBUTORS—0.8%
LKQ Corp.*	55,400	1,957,282

DIVERSIFIED CHEMICALS—2.0%
Eastman Chemical Co.	64,500	3,372,060
PPG Industries, Inc.	17,700	1,937,442
		5,309,502
ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	34,900	2,589,231

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
AMETEK, Inc.	39,400	1,221,400
Jabil Circuit, Inc.	102,200	2,217,740
		3,439,140
ELECTRONIC MANUFACTURING SERVICES—1.0%
Trimble Navigation Ltd.*	60,100	2,660,026

ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Stericycle, Inc. *	38,200	3,546,870
Tetra Tech, Inc. *	49,400	1,270,074
		4,816,944
FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
CF Industries Holdings, Inc.	7,700	1,507,352

FOOD RETAIL—1.7%
Fresh Market, Inc., /The*	76,200	4,487,418

GENERAL MERCHANDISE STORES—1.9%
Dollar General Corp. *	70,100	3,575,801
Family Dollar Stores, Inc.	18,400	1,215,872
		4,791,673
HEALTH CARE DISTRIBUTORS—0.5%
AmerisourceBergen Corp., Cl. A	32,600	1,294,220

HEALTH CARE FACILITIES—1.6%
Tenet Healthcare Corporation *	497,400	2,297,988
Universal Health Services, Inc., Cl. B	48,800	1,907,104
		4,205,092
HEALTH CARE SERVICES—1.2%
Catamaran Corp. *	20,100	1,698,651
HMS Holdings Corp. *	36,900	1,269,729
		2,968,380

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOMEBUILDING—3.0%
Lennar Corp., Cl. A	123,600	$3,610,356
Standard Pacific Corp. *	309,200	1,753,164
Toll Brothers, Inc. *	81,400	2,374,438
		7,737,958
HOTELS RESORTS & CRUISE LINES—2.6%
Marriott International, Inc., Cl. A	108,300	3,944,286
Wyndham Worldwide Corporation	49,900	2,597,295
		6,541,581
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	90,500	2,444,405

INDUSTRIAL GASES—0.5%
Airgas, Inc.	15,300	1,213,596

INDUSTRIAL MACHINERY—2.2%
Pall Corp.	55,600	2,969,596
SPX Corp.	45,200	2,744,544
		5,714,140
INTERNET SOFTWARE & SERVICES—2.1%
Equinix, Inc. *	6,100	1,086,898
LinkedIn Corp. *	20,500	2,104,325
OpenTable, Inc. *	59,000	2,145,240
		5,336,463
LEISURE PRODUCTS—0.5%
Michael Kors Holdings Ltd.*	30,900	1,275,861

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	60,700	1,217,035

LIFE SCIENCES TOOLS & SERVICES—0.8%
Covance, Inc.*	45,500	2,135,770

MANAGED HEALTH CARE—2.7%
Amerigroup Corp. *	27,800	2,498,664
Cigna Corp.	46,700	1,881,076
WellCare Health Plans, Inc. *	40,000	2,592,800
		6,972,540
MORTGAGE REITS—1.0%
American Capital Agency Corp.	69,700	2,449,258

MOTORCYCLE MANUFACTURERS—0.7%
Harley-Davidson, Inc.	43,200	1,867,536

OIL & GAS DRILLING—0.5%
Ensco PLC+	25,600	1,390,848

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *,^	72,750	3,657,143
Core Laboratories NV	10,300	1,149,068
Superior Energy Services, Inc. *	59,700	1,293,699
		6,099,910
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Cabot Oil & Gas Corp. ^	62,800	2,649,532

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Denbury Resources, Inc. *,^	124,900	$1,888,488
Pioneer Natural Resources Co. ^	35,500	3,146,365
		7,684,385
OIL & GAS REFINING & MARKETING—1.2%
Valero Energy Corp.+	114,400	3,146,000

PACKAGED FOODS & MEATS—1.0%
Hershey Co., /The	35,500	2,546,770

PHARMACEUTICALS—3.8%
Questcor Pharmaceuticals, Inc. *	48,500	1,788,195
ViroPharma, Inc. *	58,500	1,270,035
Warner Chilcott PLC, Cl. A *	171,500	2,915,500
Watson Pharmaceuticals, Inc. *	48,500	3,774,755
		9,748,485
RAILROADS—0.8%
Kansas City Southern^	27,500	2,002,000

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
BR Malls Participacoes SA	128,240	1,496,378
BR Properties SA	125,700	1,465,514
		2,961,892
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	27,100	1,807,299

REGIONAL BANKS—0.5%
SVB Financial Group*	21,800	1,260,258

RESEARCH & CONSULTING SERVICES—1.6%
CoStar Group, Inc. *	24,800	2,046,744
Verisk Analytics, Inc., Cl. A *	38,100	1,914,525
		3,961,269
RESIDENTIAL REITS—1.8%
American Campus Communities, Inc.	28,200	1,344,012
AvalonBay Communities, Inc.	13,100	1,926,879
Camden Property Trust	18,200	1,297,842
		4,568,733
RESTAURANTS—1.3%
Brinker International, Inc.	58,700	1,902,467
Chipotle Mexican Grill, Inc. *	4,900	1,432,417
		3,334,884
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.*	65,100	2,240,091

SEMICONDUCTORS—3.1%
Avago Technologies Ltd.	89,600	3,315,200
Skyworks Solutions, Inc. *	98,800	2,858,284
Xilinx, Inc.	54,000	1,749,600
		7,923,084
SPECIALIZED FINANCE—1.0%
IntercontinentalExchange, Inc. *	9,100	1,194,102

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—(CONT.)
Moody’s Corp.	34,000	$1,378,020
		2,572,122
SPECIALIZED REITS—0.5%
Extra Space Storage, Inc.	40,500	1,325,970

SPECIALTY CHEMICALS—1.0%
Ecolab, Inc.	19,100	1,250,095
Rockwood Holdings, Inc.	29,800	1,317,756
		2,567,851
SPECIALTY STORES—1.1%
Dick’s Sporting Goods, Inc.	30,600	1,503,072
Ulta Salon, Cosmetics & Fragrance, Inc.	15,400	1,307,152
		2,810,224
SYSTEMS SOFTWARE—2.9%
CommVault Systems, Inc. *	54,100	2,624,932
Fortinet, Inc. *	60,800	1,459,808
MICROS Systems, Inc. *	25,800	1,231,692
Red Hat, Inc. *	37,700	2,022,982
		7,339,414
TOBACCO—0.5%
Lorillard, Inc.	9,100	1,170,624

TRADING COMPANIES & DISTRIBUTORS—0.9%
WW Grainger, Inc.	10,800	2,212,164

WIRELESS TELECOMMUNICATION SERVICES—3.6%
SBA Communications Corp.*	153,600	9,071,616

TOTAL COMMON STOCKS (Cost $244,650,170)		247,417,204

MASTER LIMITED PARTNERSHIP —0.8%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
KKR & Co., LP	162,200	2,269,178

TOTAL MASTER LIMITED PARTNERSHIP (Cost $2,827,579)		2,269,178

	CONTRACTS
PURCHASED OPTIONS—0.0%
PUT OPTIONS—0.0%
Denbury Resources, Inc./ August/ 14	248	6,200
Ensco PLC/ August/ 45	82	410
Valero Energy Corp./ August/ 24	124	992
(Cost $20,753)		7,602

TOTAL PUT OPTIONS (Cost $20,753)		7,602

	CONTRACTS	VALUE
PURCHASED OPTIONS—(CONT.)
CALL OPTIONS—0.0%
SPDR S&P 500 ETF Trust/ Sept./ 143
(Cost $5,372)	41	$4,633

TOTAL PURCHASED OPTIONS (Cost $26,125)		12,235

Total Investments (Cost $247,503,874)(b)	97.9%	249,698,617
Other Assets in Excess of Liabilities	2.1	5,389,667

NET ASSETS	100.0%	$255,088,284

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144 deemed illiquid until eligible for sale on September 25, 2012. Security was acquired on April 6, 2011 for a cost of $5,689,998 and represents 4.5% of the net assets of the Fund.

(b)

At July 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $252,782,270, amounted to $3,083,653 which consisted of aggregate gross unrealized appreciation of $17,318,900 and aggregate gross unrealized depreciation of $20,402,553.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ August/ 41	62	6,200	$6,510
Cabot Oil & Gas Corp./ August/ 43	41	4,100	8,405
Cameron International Corp./ August/ 47	41	4,100	1,640
Denbury Resources, Inc./ August/ 16	83	8,300	9,462
Denbury Resources, Inc./ August/ 17	248	24,800	39,680
Ensco PLC/ August/ 49	62	6,200	1,364
Ensco PLC/ August/ 55	62	6,200	10,850
Pioneer Natural Resources Co./ August/ 95	20	2,000	15,200
Valero Energy Corp./ August/ 26	82	8,200	2,952
Valero Energy Corp./ August/ 27	165	16,500	11,385
TOTAL PUT OPTIONS WRITTEN (Premiums Received $162,170)			107,448
CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ August/ 38	62	6,200	29,140
Cabot Oil & Gas Corp./ August/ 39	41	4,100	19,475
Cabot Oil & Gas Corp./ August/ 41	82	8,200	22,550
Cameron International Corp./ August/ 43	41	4,100	29,520
Denbury Resources, Inc./ August/ 15	62	6,200	5,580
Ensco PLC/ August/ 50	41	4,100	21,525
Kansas City Southern/ August/ 70	41	4,100	14,350
Pioneer Natural Resources Co./ August/ 85	20	2,000	11,400
SPDR S&P 500 ETF Trust/ Sept./ 132	41	4,100	32,308
Valero Energy Corp./ August/ 24	41	4,100	15,170
Valero Energy Corp./ August/ 25	41	4,100	10,701
TOTAL CALL OPTIONS WRITTEN (Premiums Received $145,594)			211,719
TOTAL OPTIONS WRITTEN (Premiums Received $307,764)			$319,167

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2012

	SHARES	VALUE
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—2.0%
Esterline Technologies Corp. *	195,675	$11,490,036
Spirit Aerosystems Holdings, Inc., Cl. A *	420,900	9,891,150
		21,381,186
AIR FREIGHT & LOGISTICS—0.9%
HUB Group, Inc., Cl. A*	334,550	9,952,863

AIRLINES—0.9%
Alaska Air Group, Inc. *	144,200	5,025,370
US Airways Group, Inc. *	413,750	4,741,575
		9,766,945
APPAREL RETAIL—3.9%
Aeropostale, Inc. *	337,400	6,653,528
ANN, Inc. *	362,750	9,823,270
Children’s Place Retail Stores, Inc., /The *	180,900	9,189,720
DSW, Inc., Cl. A	202,400	11,965,887
Express, Inc. *	267,300	4,303,530
		41,935,935
APPLICATION SOFTWARE—6.8%
BroadSoft, Inc. *	252,219	6,191,976
Cadence Design Systems, Inc. *	1,064,650	13,010,022
Concur Technologies, Inc. *	148,800	10,049,952
Nice Systems Ltd. #*	244,355	8,796,780
QLIK Technologies, Inc. *	413,000	8,260,000
SolarWinds, Inc. *	189,300	10,106,727
Tangoe, Inc. *	398,450	7,646,256
Ultimate Software Group, Inc. *	109,000	9,752,230
		73,813,943
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Cohen & Steers, Inc.	244,800	8,078,400

AUTO PARTS & EQUIPMENT—1.0%
American Axle & Manufacturing Holdings, Inc. *	300,250	3,239,698
Dana Holding Corp.	586,600	7,731,388
		10,971,086
BIOTECHNOLOGY—5.8%
Acorda Therapeutics, Inc. *	113,700	2,736,759
Alkermes PLC *	399,450	7,425,775
Cepheid, Inc. *	117,000	3,748,680
Cubist Pharmaceuticals, Inc. *	106,850	4,600,961
Idenix Pharmaceuticals, Inc. *	356,900	3,615,397
Incyte Corp., Ltd. *	297,350	7,430,776
Ironwood Pharmaceuticals, Inc. *	352,650	4,538,606
Medivation, Inc. *	76,600	7,637,019
Optimer Pharmaceuticals, Inc. *	343,162	4,687,593
Pharmacyclics, Inc. *	93,350	4,967,154
Seattle Genetics, Inc. *	147,650	3,862,524
Theravance, Inc. *	257,850	7,511,170
		62,762,414

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BUILDING PRODUCTS—0.6%
AO Smith Corp.	119,750	$5,918,045

COMMUNICATIONS EQUIPMENT—1.5%
ADTRAN, Inc.	161,150	3,477,617
Ciena Corp. *	496,500	7,958,895
Finisar Corp. *	387,950	4,822,219
		16,258,731
COMPUTER HARDWARE—1.2%
3D Systems Corp. *	203,450	7,731,100
Silicon Graphics International Corp. *	702,550	4,671,958
		12,403,058
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Lindsay Corp.	92,450	6,554,705

DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Wright Express Corp.*	183,685	11,825,640

DIVERSIFIED METALS & MINING—0.2%
Globe Specialty Metals, Inc.	209,200	2,621,276

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	175,385	13,011,813

ELECTRONIC COMPONENTS—0.2%
Universal Display Corp.*	61,400	1,950,064

ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
Cognex Corp.	254,600	8,605,480

ELECTRONIC MANUFACTURING SERVICES—0.6%
TTM Technologies, Inc.*	542,300	5,932,762

ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Clean Harbors, Inc. *	218,250	13,212,855
Tetra Tech, Inc. *	478,250	12,295,808
		25,508,663
FOOD DISTRIBUTORS—1.3%
United Natural Foods, Inc.*	246,950	13,409,385

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	117,050	6,893,075

FOOTWEAR—0.7%
Wolverine World Wide, Inc.	160,200	7,117,686

GOLD—0.4%
AuRico Gold, Inc.*	669,900	4,354,350

HEALTH CARE EQUIPMENT—3.2%
Insulet Corp. *	477,600	9,341,856
NxStage Medical, Inc. *	383,350	5,769,418
Thoratec Corp. *	170,200	5,839,562
Volcano Corp. *	274,900	7,271,105
Wright Medical Group, Inc. *	357,271	6,659,531
		34,881,472

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—1.5%
Healthsouth Corp. *	426,400	$9,551,360
Tenet Healthcare Corporation *	1,363,050	6,297,291
		15,848,651
HEALTH CARE SERVICES—1.2%
Accretive Health, Inc. *	535,350	7,270,053
HMS Holdings Corp. *	168,450	5,796,365
		13,066,418
HEALTH CARE SUPPLIES—1.4%
Align Technology, Inc. *	293,700	9,974,052
Endologix, Inc. *	408,950	4,805,163
		14,779,215
HEALTH CARE TECHNOLOGY—0.3%
Greenway Medical Technologies*	237,200	3,247,268

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	217,200	4,480,836

HOMEFURNISHING RETAIL—0.8%
Pier 1 Imports, Inc.	496,150	8,181,514

HOTELS RESORTS & CRUISE LINES—1.4%
Interval Leisure Group	308,666	5,660,934
Marriott Vacations Worldwide Corp. *	299,750	9,298,245
		14,959,179
INDUSTRIAL MACHINERY—4.3%
Actuant Corp., Cl. A	495,660	14,106,483
Barnes Group, Inc.	369,500	8,816,270
RBC Bearings, Inc. *	269,900	12,642,115
Woodward Governor Co.	282,050	9,468,419
		45,033,287
INTERNET RETAIL—0.2%
Kayak Software Corp.*	72,250	2,424,710

INTERNET SOFTWARE & SERVICES—4.6%
comScore, Inc. *	554,900	8,545,460
Cornerstone OnDemand, Inc. *	379,700	9,029,266
DealerTrack Holdings, Inc. *	394,500	11,507,564
ExactTarget, Inc. *	197,400	4,500,720
LogMeIn, Inc. *	339,800	6,439,210
OpenTable, Inc. *	167,950	6,106,662
VistaPrint NV *	99,990	3,449,655
		49,578,537
IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV *	406,950	7,833,788
Sapient Corp. *	736,800	7,338,528
		15,172,316
LEISURE FACILITIES—2.1%
Life Time Fitness, Inc. *	202,995	9,218,003
Six Flags Entertainment Corp.	233,050	13,426,010
		22,644,013

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—1.7%
Brunswick Corp.	415,200	$9,130,248
Fifth & Pacific Cos, Inc. *	384,050	4,255,274
Warnaco Group, Inc., /The *	105,700	4,509,162
		17,894,684
LIFE SCIENCES TOOLS & SERVICES—0.7%
PAREXEL International Corp.*	266,242	7,326,980

MANAGED HEALTH CARE—1.0%
WellCare Health Plans, Inc.*	161,100	10,442,502

METAL & GLASS CONTAINERS—1.0%
Silgan Holdings, Inc.	271,300	11,180,273

MORTGAGE REITS—1.6%
Capstead Mortgage Corp.	465,050	6,547,904
Two Harbors Investment Corp.	903,350	10,361,425
		16,909,329
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.*	479,100	6,443,895

OIL & GAS EQUIPMENT & SERVICES—0.9%
Dril-Quip, Inc. *	89,670	6,573,708
Lufkin Industries, Inc.	74,600	3,435,330
		10,009,038
OIL & GAS EXPLORATION & PRODUCTION—4.6%
Berry Petroleum Co.	224,340	8,529,407
Energy XXI Bermuda Ltd.	324,500	10,117,910
Kodiak Oil & Gas Corp. *	513,450	4,287,308
Nothern Oil and Gas, Inc. *	425,200	6,701,152
Rosetta Resources, Inc. *	276,800	11,548,095
Stone Energy Corp. *	294,400	7,730,944
		48,914,816
PACKAGED FOODS & MEATS—1.8%
B&G Foods, Inc.	229,200	6,417,600
Hain Celestial Group, Inc. *	229,417	12,776,232
		19,193,832
PHARMACEUTICALS—2.4%
Medicis Pharmaceutical Corp., Cl. A	246,050	8,099,966
Questcor Pharmaceuticals, Inc. *	142,750	5,263,193
Salix Pharmaceuticals Ltd. *	103,150	4,623,183
ViroPharma, Inc. *	340,300	7,387,913
		25,374,255
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	214,550	13,314,973

REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	154,200	10,283,598

REGIONAL BANKS—1.0%
SVB Financial Group *	134,050	7,749,431
Texas Capital Bancshares, Inc. *	78,290	3,373,516
		11,122,947

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	115,005	$9,491,363

RESIDENTIAL REITS—1.6%
American Campus Communities, Inc.	193,650	9,229,358
Home Properties, Inc.	128,050	8,401,361
		17,630,719
RESTAURANTS—1.6%
Cheesecake Factory, Inc., /The	204,700	6,861,544
Domino’s Pizza, Inc.	309,200	10,556,088
		17,417,632
SEMICONDUCTORS—3.9%
Applied Micro Circuits Corporation *	576,250	3,296,150
Cavium Networks, Inc. *	255,800	6,911,716
Freescale Semiconductor Holdings Ltd. *	564,600	6,024,282
Inphi Corp. *	568,550	6,254,050
Mellanox Technologies Ltd. *	131,750	13,815,305
Microsemi Corp. *	305,800	5,920,288
		42,221,791
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	139,750	4,101,663

SPECIALIZED REITS—1.6%
Extra Space Storage, Inc.	260,800	8,538,592
LaSalle Hotel Properties	321,650	8,446,529
		16,985,121
SPECIALTY CHEMICALS—2.6%
Cytec Industries, Inc.	124,500	7,664,220
PolyOne Corp.	712,650	10,497,335
Rockwood Holdings, Inc.	185,100	8,185,122
		26,346,677
SPECIALTY STORES—1.5%
Vitamin Shoppe, Inc. *	212,350	11,662,262
X5 Retail Group NV (a)	145,700	4,274,838
		15,937,100
SYSTEMS SOFTWARE—1.4%
AVG Technologies NV *	329,900	3,308,897
CommVault Systems, Inc. *	230,800	11,198,416
		14,507,313
THRIFTS & MORTGAGE FINANCE—0.9%
Northwest Bancshares, Inc.	783,100	9,123,115

TRADING COMPANIES & DISTRIBUTORS—0.9%
United Rentals, Inc.*	328,500	9,496,935

TRUCKING—1.4%
Avis Budget Group, Inc. *	721,700	10,370,829
Knight Transportation, Inc.	331,400	5,080,362
		15,451,191
TOTAL COMMON STOCKS (Cost $919,847,392)		1,032,446,663

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —0.6%
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Fortress Investment Group LLC, Cl. A	1,648,250	$6,230,385

TOTAL MASTER LIMITED PARTNERSHIP (Cost $8,784,109)		6,230,385

Total Investments (Cost $928,631,501)(b)	97.0%	1,038,677,048
Other Assets in Excess of Liabilities	3.0	31,943,104

NET ASSETS	100.0%	$1,070,620,152

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)	GDR - Global Depository Receipt
(b)

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $929,631,650, amounted to $109,045,398 which consisted of aggregate gross unrealized appreciation of $162,909,798 and aggregate gross unrealized depreciation of $53,864,400.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and Class R shares bear the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$259,162,588	$259,162,588	—	—
Consumer Staples	144,719,578	144,719,578	—	—
Energy	82,618,746	82,618,746	—	—
Financials	121,557,332	121,557,332	—	—
Health Care	201,893,913	198,134,588	3,759,325	—
Industrials	228,872,573	228,872,573	—	—
Information Technology	471,870,956	471,870,956	—	—
Materials	78,767,816	78,767,816	—	—
Telecommunication Services	51,217,858	51,217,858	—	—
TOTAL COMMON STOCKS	$1,640,681,360	$1,636,922,035	$3,759,325	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$2,898,675	—	$2,898,675	—
MASTER LIMITED PARTNERSHIP
Energy	$5,016,000	$5,016,000	—	—
Financials	13,897,872	13,897,872	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$18,913,872	$18,913,872	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,662,493,907	$1,655,835,907	$6,658,000	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Large Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,852,243	$3,852,243	—	—
Consumer Staples	676,718	676,718	—	—
Energy	1,315,729	1,315,729	—	—
Financials	1,045,122	1,045,122	—	—
Health Care	2,706,450	2,706,450	—	—
Industrials	2,285,458	2,285,458	—	—
Information Technology	6,025,816	6,025,816	—	—
Materials	271,372	271,372	—	—
Telecommunication Services	501,054	501,054	—	—
TOTAL COMMON STOCKS	$18,679,962	$18,679,962	—	—
MASTER LIMITED PARTNERSHIP
Financials	$237,830	$237,830	—	—
TOTAL INVESTMENTS IN SECURITIES	$18,917,792	$18,917,792	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$49,460,746	$49,460,746	—	—
Consumer Staples	12,065,644	12,065,644	—	—
Energy	18,321,143	18,321,143	—	—
Financials	20,081,915	20,081,915	—	—
Health Care	47,659,800	36,171,313	11,488,487	—
Industrials	30,328,483	30,328,483	—	—
Information Technology	47,044,599	47,044,599	—	—
Materials	10,794,027	10,794,027	—	—
Telecommunication Services	9,071,616	9,071,616	—	—
Utilities	2,589,231	2,589,231	—	—
TOTAL COMMON STOCKS	$247,417,204	$235,928,717	$11,488,487	—
PURCHASED OPTIONS
Energy	$7,602	$7,602	—	—
Exchange Traded Funds	$4,633	$4,633	—	—
TOTAL PURCHASED OPTIONS	$12,235	$12,235	—	—
MASTER LIMITED PARTNERSHIP
Financials	$2,269,178	$2,269,178	—	—
TOTAL INVESTMENTS IN SECURITIES	$249,698,617	$238,210,130	$11,488,487	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$272,509	$272,509	—	—
Exchange Traded Funds	$32,308	$32,308	—	—
Industrials	14,350	14,350	—	—
TOTAL OPTIONS WRITTEN	$319,167	$319,167	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$174,509,933	$174,509,933	—	—
Consumer Staples	39,496,292	39,496,292	—	—
Energy	58,923,854	58,923,854	—	—
Financials	90,133,229	90,133,229	—	—
Health Care	187,729,175	187,729,175	—	—
Industrials	171,870,156	171,870,156	—	—
Information Technology	252,269,635	252,269,635	—	—
Materials	44,502,576	44,502,576	—	—
Utilities	13,011,813	13,011,813	—	—
TOTAL COMMON STOCKS	$1,032,446,663	$1,032,446,663	—	—
MASTER LIMITED PARTNERSHIP
Financials	$6,230,385	$6,230,385	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,038,677,048	$1,038,677,048	—	—

On July 31, 2012 the Alger Mid Cap Growth Institutional Fund transferred securities totaling $1,447,070 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2012, options were used in accordance with these objectives.

The fair values of derivative instruments as of July 31, 2012 are as follows:

Alger Mid Cap Growth Institutional Fund

	ASSET DERIVATIVES 2012		LIABILITY DERIVATIVES 2012
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$7,602
Purchased Call Options	Investments in Securities, at value	4,633
Written Put Options	—	—	Written options outstanding, at value	$107,448
Written Call Options	—	—	Written options outstanding, at value	211,719
Total		$12,235		$319,167

For the three months ended July 31, 2012, the Alger Mid Cap Growth Institutional Fund had option purchases of $1,052,974 and option sales of $2,066,409. The effect of derivative instruments on the statement of operations for the three months ended July 31, 2012 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(2,025,072)
Written Options	928,987
Total	$(1,096,085)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$(13,555)
Written Options	(16,072)
Total	$(29,627)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 25, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 25, 2012